Operating Lease Charges and Rental Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases Rent Expense [Abstract]
Rental expense
Rental expense(1)
	2012	2011	2010
	$	$	$

Comprising of:
Minimum rentals	42	29	23

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2013	22
2014	3
2015	2
2016	1
2017	1
Thereafter	3
	32